Average Annual Total Returns - Class T - DWS ESG International Core Equity Fund	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax Since Inception	Class T After tax on distributions 1 Year	Class T After tax on distributions 5 Years	Class T After tax on distributions Since Inception	Class T After tax on distributions and sale of fund shares 1 Year	Class T After tax on distributions and sale of fund shares 5 Years	Class T After tax on distributions and sale of fund shares Since Inception	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Mar. 15, 2017	6.91%	5.50%	4.90%	7.63%	5.54%	4.33%	4.42%	4.58%	3.62%	7.82%	7.45%	5.57%